UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2009

Item 1: Report to Shareholders

Mid-Cap Growth Portfolio	December 31, 2009

Highlights

• Stock prices soared over the past year as the economy pulled out of its nosedive, and mid-cap growth shares outperformed all other domestic equity categories.

• The Mid-Cap Growth Portfolio enjoyed very strong gains and performed roughly in line with its growth benchmarks over the past six months and year.

• The portfolio benefited from the strong performance of a number of cyclical growth stocks we had added during the economic and stock market downturn.

• While we remain concerned about the structural challenges facing the economy, we are very constructive on several emerging industry trends—some likely to stretch out over decades—that we believe hold significant potential for long-term investors.

The views and opinions in this report were current as of December 31, 2009. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

Manager’s Letter
T. Rowe Price Mid-Cap Growth Portfolio

Dear Investor

On paper, 2009 will go down as a bumper year for the stock market. In the popular memory, its legacy will be somewhat more complicated. Through early March, the economy and markets continued their dive, and many could only hope that a Captain Sullenberger—pretty much the only hero to be found in those dark days—would come along and glide us into the Hudson. Even as the economy was able to get one engine started, many Americans remained deeply anxious, struggling with debts and worried about the deteriorating job market. However, as worst-case fears failed to materialize for many companies, investors bid stocks sharply higher, with no domestic equity category faring better over the year than mid-cap growth stocks. While we are happy to report that our portfolio fully participated in last year’s remarkable rally, we are keenly aware that real profits and economic growth will have to materialize for stocks to continue their gains.

The Mid-Cap Growth Portfolio gained 25.03% for the six months and 45.65% for the year; the Mid-Cap Growth Portfolio–II gained 24.85% and 45.37%, respectively. The portfolio roughly kept pace with its growth-oriented benchmarks over both periods while lagging the broader S&P MidCap 400 Index over the past six months but outpacing it over the year. The portfolio remained favorably ranked relative to its competitors over all time periods. (Based on cumulative total return, Lipper ranked the Mid-Cap Growth Portfolio 46 out of 128, 18 out of 121, 14 out of 106, and 5 out of 41 funds in the variable annuity underlying mid-cap growth funds category for the 1-, 3-, 5-, and 10-year periods ended December 31, 2009, respectively. Lipper ranked the Mid-Cap Growth Portfolio–II 51 out of 128, 26 out of 121, and 20 out of 106 funds in the category for the one-, three-, and five-year periods ended December 31, 2009, respectively. Results will vary for other time periods. Past performance cannot guarantee future results.)

Given all the recent talk about the “lost decade” investors have just suffered, it is worth digressing for a moment to discuss the portfolio’s long-term performance. As shown in the table on page 8, the Mid-Cap Growth Portfolio enjoyed an annualized return of 5.64% over the decade—not spectacular, and not equivalent to past gains, but hardly a wash. An investment of $100 on December 31, 1999, would have compounded to $173.16 by December 31, 2009. We urge shareholders to remember that while pundits focus on large-cap benchmarks such as the Dow and S&P 500, other asset classes had a wide variety of returns in recent years. Real-world investors with diversified portfolios often fare quite differently from the headline indexes. (Annualized returns for the portfolio were 45.65% , 4.76% , and 5.64% for 1-, 5-, and 10-year periods ended December 31, 2009, respectively. Current performance may be higher or lower than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. To obtain the most recent month-end performance, please call 1-800-469-5304).

Market Environment

The “Great Recession” of 2008–2009 appears to have ended in recent months. After its longest and steepest period of contraction since World War II, the economy expanded at a rate of 2.2% in the third quarter of 2009, a pace most economists expected to improve in the final quarter. Home prices showed signs of stabilization, retailers reported decent holiday sales, and the manufacturing sector expanded, thanks in part to robust export growth, particularly to emerging markets. The job market remained notably weak, but the pace of job losses slowed substantially as the year ended.

Massive monetary and fiscal stimulus was key to the recovery. The Federal Reserve and the Treasury intervened forcefully, and in unprecedented ways, to prop up the banking system. Through its Troubled Asset Relief Program (TARP) and stress tests, the government signaled that some banks were “too big to fail”—a noxious guarantee to many Americans but probably necessary to keep the financial system intact. Less necessary, and perhaps even harmful, was the Fed’s policy of keeping short-term interest rates near 0%. The policy hurts savers, particularly the elderly, and appears to have encouraged banks to engage in the carry trade—borrowing at 0% and lending back to the government at higher longer-term rates—rather than increase lending to businesses and individuals. For most of the year, the policy also encouraged a steep drop in the value of the dollar relative to other currencies.

As investors sensed an impending economic upturn, they ignited one of the most torrid market rallies in history. Mid-caps stocks fared particularly well, outperforming both larger and smaller companies and reversing their underperformance of 2008. Growth stocks outpaced their value counterparts early in the year but lagged over the past six months. While returns were robust in most sectors, typical safe havens, such as utilities and consumer staples, experienced more modest gains.

Portfolio Review

Although we were pleased with the portfolio’s strong performance over the past year, we usually would not expect to keep pace with the market when it rallies so quickly. The higher-quality stocks we emphasize typically do not fall as far in bear markets, and they usually do not come roaring back as strongly when stocks rebound. A key reason for the portfolio’s performance was that we had added to our cyclical holdings during the economic downturn and bear market. Our investment in these companies was prompted not by keen market timing but by our inclination to lean against the wind at extreme points in the economic cycle.

These cyclical plays were scattered across a variety of industries, and, in most cases, we added to current holdings rather than purchase new names in the portfolio. Whole Foods Market is one example. Expensive organic food hardly seemed like an attractive market niche in the midst of the worst recession since World War II. Coupled with an ill-timed acquisition that saddled the company with too much debt, investors drove the company’s stock price to a decade low in the fall of 2008. Whole Foods cut costs and prices, repaired its balance sheet, and has subsequently experienced a healthy rebound in sales and earnings. Similarly, with employers shedding several hundred thousand full-time workers each month, the prospects seemed bleak a year ago for temporary employment firms. Yet Robert Half International’s stock also rebounded sharply as hints of an upturn appeared in its markets. Other holdings that fared well as dismal business prospects began to improve included Lamar Advertising, McDermott International, CarMax, and Expedia; we added to each of these holdings, and others, during the downturn. (Please refer to the portfolio of investments for a complete listing of fund holdings and the amount each represents in the portfolio.)

Information technology holdings were top contributors to portfolio performance over the past six months and the year. Leading contributors included Marvell Technology, a semiconductor company specializing in communications and data storage applications, and Global Payments, a provider of electronic payments and processing services. We harvested some of our large gains in Salesforce.com, a provider of sales force automation software that resides on Internet servers instead of on company-specific systems. We eliminated our position in hard disk drive maker Seagate Technology, which enjoyed a huge comeback during the year. Seagate is experiencing a strong cyclical upswing, but we worry that it will have to evolve its strategy as personal computers, and even servers, migrate to flash memory data storage over the next few years.

Health care, particularly biotechnology, also provided exceptionally good returns. Human Genome Sciences was our top contributor over the past six months as the company reported encouraging trial results for its new treatment for lupus, a disease especially lacking in drug options. Intuitive Surgical was also a top gainer. The company makes the da Vinci robotic surgical system, which can apply minimally invasive technology to an increasing number of procedures.

Several holdings were significant detractors to performance over the past year. We misread the prospects for gaming software maker Electronic Arts. The high-quality, high-cost games that Electronic Arts produces for platforms such as the Xbox, Wii, and PlayStation have faced unexpected competition from lower-priced casual games that are being developed for smartphones and for social media sites, such as Facebook, at much lower costs. Drugmaker Cephalon suffered from concerns over patent expirations for its nervous system medications. Quanta Services and Sunpower, two of our plays in the emerging alternative energy sector, also lagged as the transition to a new energy infrastructure was slowed by the foundering economy. Our holdings in the materials sector eked out only minor gains for the year.

Our trades in the portfolio over the past year followed typical patterns. We initiated holdings in a range of firms, often based on our familiarity with a capable management team. Examples of such purchases included Starbucks and low-end hotel franchiser Choice Hotels International. As noted above, we also added holdings where we saw the potential for cyclical growth. One such example was Coach, the popular leather accessories retailer, which seems to be broadening its generational appeal. We have not yet been rewarded for our purchase of Calpine. We are intrigued by this independent power producer’s geothermal energy assets and its stable of low-cost gas plants. Prominent sales included longtime holding Amazon, which rewarded us handsomely but had moved well into the large-cap arena following strong stock performance over the past few years. We reduced our position in other holdings, such as J. Crew, following strong performance.

Investment Strategy and Outlook

In past letters, we have described the financial panic and ensuing “Great Recession” of 2008–2009 as watershed events in American economic history. We have also described some of the global imbalances and structural challenges laid bare by the turmoil and how policymakers and others might address them in order to establish a new platform for long-term growth:

• The Overly Leveraged American: Following a decade of overconsumption, U.S. consumers are overly indebted. While Americans have begun to save more of their incomes, they have many more years of belt-tightening ahead, making consumption unlikely to drive sustained economic growth again for quite some time.

• “Chimerica”: China remains the key enabler of American consumption. The artificially low peg of the Chinese currency relative to the dollar encourages overproduction in China and overconsumption in the U.S. This symbiotic arrangement—dubbed “Chimerica” by historian Niall Ferguson—seems unlikely to persist as the two nations’ interests diverge.

• A New Regulatory Age: While the back-and-forth of partisan wrangling dominates the headlines, the long-term trend toward bigger government, increased regulation, and higher taxes appears certain. Reregulation in the financials sector and elsewhere promises to slowly unwind the era of deregulation and low taxes that began in the early 1980s.

• Deficit Denial: Washington appears incapable of dealing with the long-term threats to the economy from the structural budget deficit. Tax and entitlement reform is likely to occur only in response to crisis; most worrisome is the possibility of foreign creditors becoming unwilling to further finance our deficits, resulting in a run on the dollar.

Even as we acknowledge the forces likely to weigh on the recovery over the next several years, we remain constructive about the prospects for numerous individual companies. In many cases, we foresee beneficial industry trends that may supersede the broader economic cycle. In our last report, for example, we noted that we have made our first investments in the banking sector in many years. From a short-term, cyclical viewpoint, banks appeared to be at an attractive point in the credit cycle as credit deterioration was slowing. From a longer-term, secular viewpoint, the collapse of the so-called “shadow banking system” (in which traditional lending was replaced by packaged bundles of securitized debt) should allow banks to earn higher margins on their loans. After years of market share losses, banks should be able to profitably grow their lending businesses once again.

We perceive opportunities in other longer-term cycles as well. Over the past few decades, it has made sense for firms to outsource production of virtually every component to low-wage emerging markets such as China. We have a sense that this trend is close to running its course. Shipping costs, political instability, and other factors may tilt the balance back toward American manufacturers in coming years—a trend that could be accelerated by a weaker dollar and higher U.S. productivity. It is perhaps too early to say that an American manufacturing renaissance is at hand, but we are taking a new look at industrial firms that may capture (or recapture) market share in the years ahead.

Finally, we remain intrigued by what we believe is the very beginning of an energy revolution. Our current reliance on fossil fuels, particularly oil, dates back well over a century. But just as oil and the internal combustion engine supplanted coal and steam, which in turn supplanted wood and animal power, we appear to be on the verge of a fundamental shift in how we fuel our society. Many factors are driving this shift, including geopolitics, climate concerns, and worries over declining oil production. Which particular alternative energy sources will prove most viable remains highly uncertain, but this energy transformation will likely last for a number of decades. For the moment, we are making small investments in the sector, but we suspect this will become an increasingly important theme in this portfolio in the years to come.

While we anticipate the modest economic recovery will remain on track in the coming year, we expect to see the markets place an increased premium on companies that are able to follow through with improved operating results. We will continue to rely on our fundamental research to find these firms and look forward to reporting to you on our results in six months.

Respectfully submitted,

Brian W.H. Berghuis
Chairman of the Investment Advisory Committee

John F. Wakeman
Vice president of the portfolio and member of the Investment Advisory Committee

January 21, 2010

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing its investment program.

Risks of Stock Investing

As with all stock and bond mutual funds, the fund’s share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. The financial markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets. The stocks of mid-cap companies entail greater risk and are usually more volatile than the shares of larger companies. In addition, growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

Glossary

Lipper indexes: Fund benchmarks that consist of a small number of the largest mutual funds in a particular category as tracked by Lipper Inc.

Russell Midcap Growth Index: An unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap Value Index: An unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

S&P 500 Index: An unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies.

S&P MidCap 400 Index: An unmanaged index that tracks the stocks of 400 U.S. mid-cap companies.

Portfolio Highlights

Performance and Expenses
T. Rowe Price Mid-Cap Growth Portfolio

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the portfolio over the past 10 fiscal year periods or since inception (for portfolios lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from portfolio returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. Please note that the fund has two classes of shares: the original share class and II Class. II Class shares are sold through financial intermediaries, which are compensated for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Financial Highlights
T. Rowe Price Mid-Cap Growth Portfolio

The accompanying notes are an integral part of these financial statements.

Financial Highlights
T. Rowe Price Mid-Cap Growth Portfolio

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments‡
T. Rowe Price Mid-Cap Growth Portfolio
December 31, 2009

Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the year ended December 31, 2009. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 12/31/09	Value 12/31/08
T. Rowe Price Government Reserve Investment Fund, 0.10%	¤	¤	$ 36	$ 15,735	$ 10,852
Totals			$ 36	$ 15,735	$ 10,852

¤ Purchase and sale information not shown for cash management funds.

Amounts reflected on the accompanying financial statements include the following amounts related to affiliated companies:

Investment in securities, at cost	$ 15,735
Dividend income	36
Interest income	–
Investment income	$ 36
Realized gain (loss) on securities	$ –
Capital gain distributions from mutual funds	$ –

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Mid-Cap Growth Portfolio
December 31, 2009
($000s, except shares and per share amounts)

Assets		
Investments in securities, at value (cost $245,031)	$	309,571
Receivable for investment securities sold		839
Dividends and interest receivable		68
Receivable for shares sold		58
Other assets		29
Total assets		310,565
Liabilities		
Payable for investment securities purchased		664
Due to affiliates		245
Payable for shares redeemed		107
Other liabilities		30
Total liabilities		1,046
NET ASSETS	**$**	**309,519**
Net Assets Consist of:		
Accumulated undistributed net realized loss	$	(12,566)
Net unrealized gain		64,540
Paid-in capital applicable to 15,352,574 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized		257,545
NET ASSETS	**$**	**309,519**
NET ASSET VALUE PER SHARE		
Mid-Cap Growth Class		
($260,980,860 / 12,911,303 shares outstanding)	**$**	**20.21**
Mid-Cap Growth - II Class		
($48,537,713 / 2,441,271 shares outstanding)	**$**	**19.88**

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Mid-Cap Growth Portfolio
($000s)

Year Ended 12/31/09
Investment Income (Loss)	
Income	
Dividend	$ 1,480
Securities lending	20
Total income	1,500
Expenses	
Investment management and administrative expense	2,238
Rule 12b-1 fees - Mid-Cap Growth-II Class	102
Total expenses	2,340
Net investment loss	(840)
Realized and Unrealized Gain (Loss)	
Net realized gain (loss)	
Securities	(2,804)
Foreign currency transactions	(11)
Net realized loss	(2,815)
Change in net unrealized gain (loss)	
Securities	103,911
Other assets and liabilities denominated in foreign currencies	1
Change in net unrealized gain	103,912
Net realized and unrealized gain	101,097
INCREASE IN NET ASSETS FROM OPERATIONS	**$ 100,257**

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Mid-Cap Growth Portfolio
($000s)

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Mid-Cap Growth Portfolio
December 31, 2009

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Mid-Cap Growth Portfolio (the fund) is a diversified, open-end management investment company and is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. Shares of the fund currently are offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund has two classes of shares: the Mid-Cap Growth Portfolio original share class (Mid-Cap Growth Class), offered since December 31, 1996, and the Mid-Cap Growth Portfolio–II (Mid-Cap Growth-II Class), offered since April 30, 2002. Mid-Cap Growth–II Class shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the securities. Further, fund management believes that no events have occurred between December 31, 2009, the date of this report, and February 18, 2010, the date of issuance of the financial statements, that require adjustment of, or disclosure in, the accompanying financial statements.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid by each class annually. Capital gain distributions, if any, are generally declared and paid by the fund, annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting Mid-Cap Growth–II pays distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets. Investment income, investment management and administrative expense, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Rebates Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are reflected as realized gain on securities in the accompanying financial statements and totaled $7,000 for the year ended December 31, 2009.

New Accounting Pronouncement On January 1, 2009, the fund adopted new accounting guidance that requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance, and cash flows. Adoption of this guidance had no impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under GAAP. The fund determines the values of its assets and liabilities and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on December 31, 2009:

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At December 31, 2009, there were no securities on loan.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $88,469,000 and $112,244,000, respectively, for the year ended December 31, 2009.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after filing of the tax return but could be longer in certain circumstances.

Reclassifications to paid-in capital relate primarily to the current net operating loss. For the year ended December 31, 2009, the following reclassifications were recorded to reflect tax character; there was no impact on results of operations or net assets:

Distributions during the years ended December 31, 2009 and December 31, 2008, were characterized for tax purposes as follows:

At December 31, 2009, the tax-basis cost of investments and components of net assets were as follows:

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales and the realization of unrealized gains/losses on passive foreign investment companies for tax purposes. The fund intends to retain realized gains to the extent of available capital loss carryforwards. The fund’s unused capital loss carryforwards as of December 31, 2009, all expire in fiscal 2017. In accordance with federal income tax regulations applicable to investment companies, recognition of capital losses on certain transactions realized between November 1 and the fund’s year end is deferred for tax purposes until the subsequent year (post-October loss deferrals); however, such losses are recognized for financial reporting purposes in the year realized.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.85% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, custody services, and directors’ fees and expenses are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of T. Rowe Price Equity Series, Inc. and Shareholders of T. Rowe Price Mid-Cap Growth Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Mid-Cap Growth Portfolio (one of the portfolios comprising T. Rowe Price Equity Series, Inc., hereafter referred to as the “Fund”) at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian, and confirmation of the underlying fund by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2010

Tax Information (Unaudited) for the Tax Year Ended 12/31/09

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included $308,000 from long-term capital gains, all of which was subject to the 15% rate gains category.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

About the Portfolio’s Directors and Officers

Your portfolio is governed by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting the portfolio, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and other business affairs. The Board elects the portfolio’s officers, who are listed in the final table. At least 75% of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and T. Rowe Price International, Inc. (T. Rowe Price International); “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)
Year Elected*	Principal Occupation(s) During Past Five Years and Directorships of Other Public Companies

William R. Brody, M.D., Ph.D.	President and Trustee, Salk Institute for Biological Studies (2009 to present); Director, Novartis, Inc. (2009
(1944)	to present); Director, IBM (2007 to present); President and Trustee, Johns Hopkins University (1996 to 2009);
2009	Chairman of Executive Committee and Trustee, Johns Hopkins Health System (1996 to 2009)

Jeremiah E. Casey	Director, National Life Insurance (2001 to 2005); Director, The Rouse Company, real estate developers (1990
(1940)	to 2004)
2005

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to present); Director, Under Armour (2008 to pres-
(1945)	ent); Director, Vornado Real Estate Investment Trust (2004 to present); Director, Mercantile Bankshares (2002 to
2001	2007); Member, Advisory Board, Deutsche Bank North America (2004 to present); Director, Chairman of the Board, and Chief Executive Officer, The Rouse Company, real estate developers (1997 to 2004)

Donald W. Dick, Jr.	Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm (1995 to present)
(1943)
1994

Karen N. Horn	Director, Eli Lilly and Company (1987 to present); Director, Simon Property Group (2004 to present); Director,
(1943)	Norfolk Southern (2008 to present); Director, Georgia Pacific (2004 to 2005)
2003

Theo C. Rodgers	President, A&R Development Corporation (1977 to present)
(1941)
2005

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate investment company (1991 to present); Partner,
(1946)	Blackstone Real Estate Advisors, L.P. (1992 to present)
2001

Mark R. Tercek	President and Chief Executive Officer, The Nature Conservancy (2008 to present); Managing Director, The Goldman
(1957)	Sachs Group, Inc. (1984 to 2008)
2009

*Each independent director oversees 124 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name (Year of Birth)
Year Elected* [Number of
T. Rowe Price Portfolios Overseen]	Principal Occupation(s) During Past Five Years and Directorships of Other Public Companies

Edward C. Bernard (1956)	Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price
2006 [124]	Group, Inc.; Chairman of the Board, Director, and President, T. Rowe Price Investment Services, Inc.; Chairman of
the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services
Limited, T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Savings Bank, and T. Rowe Price Services, Inc.;
Director, T. Rowe Price International, Inc.; Chief Executive Officer, Chairman of the Board, Director, and President,
T. Rowe Price Trust Company; Chairman of the Board, all funds

John H. Laporte, CFA (1945)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
1994 [16]

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Position Held With Equity Series	Principal Occupation(s)

E. Frederick Bair, CFA, CPA (1969)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Executive Vice President	Trust Company

P. Robert Bartolo, CFA, CPA (1972)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Vice President	Trust Company

Brian W.H. Berghuis, CFA (1958)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Executive Vice President	Trust Company

Anna M. Dopkin, CFA (1967)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Vice President	Trust Company

Roger L. Fiery III, CPA (1959)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Vice President	International, Inc., and T. Rowe Price Trust Company

John R. Gilner (1961)	Chief Compliance Officer and Vice President, T. Rowe Price; Vice President,
Chief Compliance Officer	T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price Trust Company
Vice President

Gregory K. Hinkle, CPA (1958)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Treasurer	Trust Company; formerly Partner, PricewaterhouseCoopers LLP (to 2007)

Kris H. Jenner, M.D., D.Phil. (1962)	Vice President, T. Rowe Price, T. Rowe Price Global Investment Services
Executive Vice President	Limited, and T. Rowe Price Group, Inc.

Ian D. Kelson (1956)	Vice President, T. Rowe Price, T. Rowe Price Global Investment Services
Vice President	Limited, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

John D. Linehan, CFA (1965)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Vice President	Trust Company

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and T. Rowe Price Investment
Secretary	Services, Inc.

Joseph M. Milano, CFA (1972)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Executive Vice President

Edmund M. Notzon III, Ph.D., CFA (1945)	Vice President, T. Rowe Price, T. Rowe Price Global Investment Services
Executive Vice President	Limited, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc.,
and T. Rowe Price Trust Company

David Oestreicher (1967)	Director and Vice President, T. Rowe Price Investment Services, Inc., T. Rowe
Vice President	Price Trust Company, and T. Rowe Price Services, Inc.; Vice President,
T. Rowe Price, T. Rowe Price Global Asset Management Limited, T. Rowe Price
Global Investment Services Limited, T. Rowe Price Group, Inc., T. Rowe Price
International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Larry J. Puglia, CFA, CPA (1960)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Executive Vice President	Trust Company

Brian C. Rogers, CFA, CIC (1955)	Chief Investment Officer, Director, and Vice President, T. Rowe Price;
President	Chairman of the Board, Chief Investment Officer, Director, and Vice
President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price Trust
Company

Deborah D. Seidel (1962)	Vice President, T. Rowe Price, T. Rowe Price Investment Services, Inc., and
Vice President	T. Rowe Price Services, Inc.

Ken D. Uematsu, CFA (1969)	Vice President, T. Rowe Price and T. Rowe Price Trust Company
Executive Vice President

John F. Wakeman (1962)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Vice President

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Anthony W. Deering qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Deering is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,879,000 and $1,922,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	February 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	February 18, 2010

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	February 18, 2010